Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Payroll receivables	$ 5.8	$ 6.3
Prepayments	50.8	59.3
Value Added Tax and import duties	106.9	92.4
Diesel rebate	1.8	1.9
Other	19.8	22.8
Trade and other receivables	337.8	251.4
Gold sales
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	123.3	42.8
Copper concentrate
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	16.5	18.2
Other
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 12.9	$ 7.7